Note 7 - Risk Management - Market Risk Sensitivity Analysis (Details)	12 Months Ended
Dec. 31, 2019
Europe [Member] | 100 Basic Point Increase [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	+ (5% - 10%)	[1],[2]
Perectage Impact On Net Economic Value	+ (0% - 5%)	[3],[4]
Europe [Member] | 100 Basic Point Decrease [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	- (0% - 5%)	[1],[2]
Perectage Impact On Net Economic Value	- (0% - 5%)	[3],[4]
Mexico [Member] | 100 Basic Point Increase [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	+ (0% - 5%)	[1]
Perectage Impact On Net Economic Value	+ (0% - 5%)	[3]
Mexico [Member] | 100 Basic Point Decrease [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	- (0% - 5%)	[1]
Perectage Impact On Net Economic Value	- (0% - 5%)	[3]
United States [Member] | 100 Basic Point Increase [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	+ (5% - 10%)	[1]
Perectage Impact On Net Economic Value	- (5% - 10%)	[3]
United States [Member] | 100 Basic Point Decrease [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	- (5% - 10%)	[1]
Perectage Impact On Net Economic Value	+ (0% - 5%)	[3]
Turkey [Member] | 100 Basic Point Increase [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	+ (0% - 5%)	[1]
Perectage Impact On Net Economic Value	- (0% - 5%)	[3]
Turkey [Member] | 100 Basic Point Decrease [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	- (0% - 5%)	[1]
Perectage Impact On Net Economic Value	+ (0% - 5%)	[3]
South America [Member] | 100 Basic Point Increase [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	+ (0% - 5%)	[1]
Perectage Impact On Net Economic Value	- (0% - 5%)	[3]
South America [Member] | 100 Basic Point Decrease [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	- (0% - 5%)	[1]
Perectage Impact On Net Economic Value	+ (0% - 5%)	[3]
BBVA Group [Member] | 100 Basic Point Increase [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	+ (0% - 5%)	[1]
Perectage Impact On Net Economic Value	- (0% - 5%)	[3]
BBVA Group [Member] | 100 Basic Point Decrease [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	- (0% - 5%)	[1]
Perectage Impact On Net Economic Value	- (0% - 5%)	[3]

[1]	(*) Percentage of "1 year" net interest income forecast for each unit.
[2]	(***) In Europe , includes falling interest rates at more negative level than current rates.
[3]	(**) Percentage of Core Capital for each unit.
[4]	(***) In Europe , includes falling interest rates at more negative level than current rates.